CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details)	6 Months Ended
	Jun. 30, 2022 $ / shares shares	Jan. 19, 2022	Jan. 18, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Contingently redeemable preferred stock, shares authorized (in shares)	2,000,000,000		50,000,000	2,000,000,000
Contingently redeemable preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Contingently redeemable preferred stock, shares outstanding (in shares)	0			10,826,000
Contingently redeemable preferred stock, shares issued (in shares)	0			10,826,000
Common stock, exchange ratio		1.6001528688
Contingently Redeemable convertible preferred stock
Class of Stock [Line Items]
Conversion of contingently redeemable preferred stock to common stock (in shares)	10,800,000